UNITED STATES                        OMB APPROVAL
          SECURITIES AND EXCHANGE COMMISSION         OMB Number:  3235-0456
              Washington, D.C. 20549                 Expires:   August 31, 2000
                                                     Estimated average burden
                                                     hours per response.......1


                      FORM 24F-2
          Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1.  Name and address of issuer:
                    CitiFunds International Trust (formerly
                    known as Landmark International Funds)
                    6 St. James Avenue
                    Boston, MA 02116


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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                    CitiFunds Emerging Asian Markets Equity Portfolio (formerly known as Landmark Emerging Asian Markets Equity Fund)


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3.  Investment Company Act File Number:  811-6154


Securities Act File Number:  33-36556



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4(a). Last day of fiscal year for which this Form is filed: December 31, 1997



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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                               N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

                               N/A

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5.  Calculation of registration fee:
    (i.)  Aggregate sale price of securities sold during the
    fiscal year pursuant to section 24(f):                                                $180,599.40


(ii.)   Aggregate price of securities redeemed or
        repurchased during the fiscal year:                                $4,350,426.76

(iii.)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                                                 $0

(iv.)   Total available  redemption credits [add items 5(ii) and 5(iii)]:                 $4,350,426.76

        (v.)   Net Sales - if item 5(i) is greater than Item 5(iv)                        $0
               [subtract item 5(iv) from item 5(i)]:

        (vi.)  Redemption credits available for use in future years        $4,169,827.36
        - If item 5(i) is less than item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:

        (vii.) Multiplier for determining registration fee (See
               Instruction C.9):                                                          x.000295

        (viii.)Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                                                     =$0


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6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: - . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: - .

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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                         +$0

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8.  Total of the amount of the  registration  fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                         =$0
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9.  Date the  registration fee and any interest payment was sent to the
Commission's lockbox depository

        Method of Delivery:          N/A

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     John R. Elder

                             John R. Elder, Treasurer


Date    3/9/98
  Please print the name and title of the signing officer below the signature.